Common Stock and Warrants (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	24,306,612	24,194,713
Common stock, shares outstanding	24,306,612	24,194,713
Series H [Member]
Amount received upon the exercise of warrants	$ 0	$ 6,484
Exercise of warrants	7,812	7,812
2006 Long-Term Incentive Plan [Member]
Common stock, shares authorized	300,000,000
Common stock, shares issued	24,306,612
Common stock, shares outstanding	24,306,612
Stock reserved	3,347,496